Schedules of Investments As of October 31, 2019

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 22.79% of Total Net Assets
	168,806 Troy Oz.	Gold bullion (a)	$255,133,231
	120,000 Coins	One-ounce gold coins (a)	183,748,500

		Total Gold Assets (identified cost $279,269,069)	$438,881,731

		SILVER ASSETS — 6.21% of Total Net Assets
	6,643,086 Troy Oz.	Silver bullion (a)	$119,668,559

		Total Silver Assets (identified cost $108,397,940)	$119,668,559

Principal Amount
		SWISS FRANC ASSETS — 7.60% of Total Net Assets
CHF	70,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$72,445,816
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	73,964,420

		Total Swiss Franc Assets (identified cost $144,596,762)	$146,410,236

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.01% of Total Net Assets

		NATURAL RESOURCES — 6.00% of Total Net Assets
	150,000	Apache Corporation	$3,249,000
	200,000	BHP Group, Ltd. (b)	9,782,000
	150,000	BP, p.l.c. (b)	5,686,500
	500,000	Cameco Corporation	4,465,000
	200,000	Canadian Natural Resources Ltd.	5,044,000
	100,000	Chevron Corporation	11,614,000
	100,000	ConocoPhillips	5,520,000
	150,000	Devon Energy Corporation	3,042,000
	700,000	Encana Corporation	2,751,000
	100,000	Exxon Mobil Corporation	6,757,000
	4,000,000	Freeport-McMoRan, Inc.	39,280,000
	200,000	Murphy Oil Corporation	4,126,000
	50,000	Nutrien, Ltd.	2,389,500
	100,000	Rio Tinto p.l.c (b)	5,201,000
	350,000	South32 Limited (b)	3,062,500
	300,000	Vale S.A. (b)	3,522,000

			$115,491,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 12.01% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,351,000
75,000	AvalonBay Communities, Inc.	16,324,500
75,000	Boston Properties, Inc.	10,290,000
125,000	Digital Realty Trust, Inc.	15,880,000
125,000	Duke Realty Corporation	4,392,500
75,000	Essex Property Trust, Inc.	24,534,750
75,000	Federal Realty Investment Trust	10,200,750
750,000	Franklin Street Properties Corporation	6,450,000
125,000	Highwoods Properties, Inc.	5,850,000
250,000	Investors Real Estate Trust	18,917,500
150,000	Kimco Realty Corporation	3,234,000
100,000	Macquarie Infrastructure Corporation	4,314,000
450,000	Outfront Media, Inc.	11,839,500
125,000	Prologis, Inc.	10,970,000
125,000	Regency Centers Corporation	8,405,000
77,500	Texas Pacific Land Trust	44,099,825
125,000	UDR, Inc.	6,281,250
200,000	Urstadt Biddle Properties, Inc.	3,814,000
500,000	Urstadt Biddle Properties, Inc. Class A	12,165,000
75,000	Vornado Realty Trust	4,922,250
100,000	Washington Real Estate Investment Trust	3,102,000
100,000	Weyerhaeuser Company	2,921,000

		$231,258,825

	Total Real Estate and Natural Resource Stocks (identified cost $371,913,667)	$346,750,325

	AGGRESSIVE GROWTH STOCKS — 19.25% of Total Net Assets

	AEROSPACE — 1.56% of Total Net Assets
80,000	Lockheed Martin Corporation	$30,134,400

		$30,134,400
	CHEMICALS — .99% of Total Net Assets
75,000	Air Products & Chemicals, Inc.	$15,994,500
50,000	Albemarle Corporation	3,037,000

		$19,031,500
	COMPUTER SOFTWARE & SERVICES — 2.19% of Total Net Assets
90,000	Autodesk, Inc. (a)	$13,262,400
250,000	Sailpoint Technologies Holdings, Inc. (a)	4,840,000
250,000	Twilio, Inc. Class A (a)	24,140,000

		$42,242,400
	ELECTRICAL EQUIPMENT & ELECTRONICS — .94% of Total Net Assets
25,000	Broadcom, Inc.	$7,321,250
100,000	Intel Corporation	5,653,000
25,000	NVIDIA Corporation	5,025,500

		$17,999,750

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .89% of Total Net Assets
100,000	HollyFrontier Corporation	$5,494,000
100,000	Phillips 66	11,682,000

		$17,176,000
	ENGINEERING & CONSTRUCTION — .39% of Total Net Assets
100,000	Fluor Corporation	$1,611,000
100,000	Lennar Corporation Class A	5,960,000

		$7,571,000
	ENTERTAINMENT & LEISURE — 3.56% of Total Net Assets
75,000	Disney (Walt) Company	$9,744,000
250,000	Facebook, Inc. Class A (a)	47,912,500
90,000	Wynn Resorts, Ltd.	10,920,600

		$68,577,100
	FINANCIAL SERVICES — 2.12% of Total Net Assets
90,000	First Republic Bank	$9,572,400
400,000	KeyCorp	7,188,000
200,000	Morgan Stanley	9,210,000
200,000	Schwab (Charles) Corporation	8,142,000
100,000	State Street Corporation	6,607,000

		$40,719,400
	MANUFACTURING — 2.27% of Total Net Assets
75,000	Agilent Technologies, Inc.	$5,681,250
80,000	Illinois Tool Works, Inc.	13,486,400
80,000	IPG Photonics Corporation (a)	10,742,400
75,000	Parker-Hannifin Corporation	13,761,750

		$43,671,800
	MATERIALS — .28% of Total Net Assets
100,000	Nucor Corporation	$5,385,000

		$5,385,000
	PHARMACEUTICALS — 1.18% of Total Net Assets
75,000	Amgen, Inc.	$15,993,750
150,000	Atara Biotherapeutics, Inc. (a)	1,638,000
80,000	Gilead Sciences, Inc.	5,096,800

		$22,728,550
	RETAIL — 1.51% of Total Net Assets
80,000	Costco Wholesale Corporation	$23,768,800
80,000	Williams-Sonoma, Inc.	5,343,200

		$29,112,000
	TRANSPORTATION — 1.37% of Total Net Assets
80,000	FedEx Corporation	$12,212,800
75,000	Kansas City Southern	10,558,500
75,000	Ryder System, Inc.	3,647,250

		$26,418,550

	Total Aggressive Growth Stocks (identified cost $157,891,075)	$370,767,450

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 25.57% of Total Net Assets

	CORPORATE BONDS — 16.89% of Total Net Assets

	ADVERTISING & MARKETING — .10% of Total Net Assets
$1,875,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$1,947,410

		$1,947,410
	AUTOMOBILES — .86% of Total Net Assets
5,000,000	2.921% Ford Motor Credit Company, LLC, 06-12-20 (c)	$4,997,973
6,248,000	3.336% Ford Motor Credit Company, LLC, 03-18-21	6,288,106
5,150,000	2.853% Ford Motor Credit Company, LLC, 04-05-21 (c)	5,110,466

		$16,396,545
	CHEMICALS — .44% of Total Net Assets
8,500,000	5.200% FMC Corporation, 12-15-19	$8,531,654

		$8,531,654
	COMPUTER SOFTWARE & SERVICES — .66% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,602,795
5,000,000	2.807% Hewlett Packard Enterprise Company, 03-12-21 (c)	5,009,547

		$12,612,342
	CONSUMER PRODUCTS — 1.86% of Total Net Assets
7,500,000	2.750% BAT International Finance, p.l.c., 06-15-20 (d)	$7,547,599
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	6,159,482
8,500,000	2.500% J. M. Smucker Company, 03-15-20	8,512,202
3,000,000	3.625% Mondelez International, Inc., 05-07-23	3,147,820
6,500,000	2.750% Reckitt Benckiser Group plc, 06-26-24 (d)	6,625,300
3,571,000	3.250% Unilever Capital Corporation, 03-07-24	3,770,221

		$35,762,624
	ENERGY SERVICES & PROCESSING — .54% of Total Net Assets
5,000,000	3.050% Kinder Morgan, Inc., 12-01-19	$5,003,595
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	5,445,740

		$10,449,335
	ENGINEERING & CONSTRUCTION — .21% of Total Net Assets
4,075,000	2.550% D.R. Horton, Inc., 12-01-20	$4,089,792

		$4,089,792
	FINANCIAL SERVICES — 4.61% of Total Net Assets
6,500,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	$6,866,321
7,000,000	2.715% BB&T Corporation, 01-15-20 (c)	7,006,055
7,000,000	3.050% Capital One Financial Corporation, 03-09-22	7,140,417
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	5,028,862
4,500,000	3.875% JPMorgan Chase & Company, 09-10-24	4,807,208
12,500,000	2.900% KeyCorp, 09-15-20	12,605,288
2,405,000	2.209% Manufacturers & Traders Trust Company, 01-25-21 (c)	2,407,880
31,380,000	2.777% Manufacturers & Traders Trust Company, 12-01-21 (c)	31,461,117
6,500,000	4.875% Morgan Stanley, 11-01-22	6,988,283
4,305,000	2.675% Regions Bank, 08-13-21 (c)	4,305,629

		$88,617,060

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	FOOD & DRUG STORES — .43% of Total Net Assets
$8,200,000	6.150% The Kroger Company, 01-15-20	$8,267,400

		$8,267,400
	HEALTHCARE SERVICES — .47% of Total Net Assets
9,000,000	2.625% Laboratory Corporation of America Holdings, 02-01-20	$9,015,700

		$9,015,700
	INSURANCE — .75% of Total Net Assets
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	$4,410,063
5,176,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	5,454,873
4,030,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	4,644,369

		$14,509,305
	LODGING — .59% of Total Net Assets
11,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	$11,403,552

		$11,403,552
	MANUFACTURING — .30% of Total Net Assets
3,700,000	2.700% Harris Corporation, 04-27-20	$3,709,707
2,070,000	3.875% Kennametal, Inc., 02-15-22	2,135,769

		$5,845,476
	MATERIALS — .18% of Total Net Assets
3,300,000	5.400% Georgia Pacific, LLC, 11-01-20 (d)	$3,409,855

		$3,409,855
	MEDICAL SUPPLIES — .07% of Total Net Assets
1,333,000	2.675% Becton, Dickinson & Company, 12-15-19	$1,333,673

		$1,333,673
	NATURAL RESOURCES — .73% of Total Net Assets
5,000,000	4.875% EQT Corporation, 11-15-21	$5,050,525
1,740,000	3.750% Mosaic Company, 11-15-21	1,785,523
3,200,000	4.250% Mosaic Company, 11-15-23	3,409,838
3,225,000	6.950% Occidental Petroleum Corporation, 07-01-24	3,804,845

		$14,050,731
	PAPER & PACKAGING PRODUCTS — .27% of Total Net Assets
5,080,000	3.900% Packaging Corporation of America, 06-15-22	$5,268,910

		$5,268,910
	REAL ESTATE — 2.35% of Total Net Assets
12,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	$12,161,610
4,430,000	3.600% Corporate Office Properties, L.P., 05-15-23	4,535,633
6,293,000	5.250% Corporate Office Properties, L.P., 02-15-24	6,751,637
4,115,000	4.375% Duke Realty, L.P., 06-15-22	4,319,581
2,561,000	4.400% Lexington Realty Trust, 06-15-24	2,674,163
1,019,000	4.625% Site Centers Corporation, 07-15-22	1,067,339
10,270,000	3.148% SL Green Operating Partnership, L.P., 08-15-21 (c)	10,275,443
3,374,000	3.950% Washington Real Estate Investment Trust, 10-15-22	3,496,006

		$45,281,412
	TRANSPORTATION — .40% of Total Net Assets
7,500,000	3.450% Ryder System, Inc., 11-15-21	$7,696,669

		$7,696,669

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 1.07% of Total Net Assets
$10,475,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$10,475,885
900,000	4.104% Dominion Energy, Inc., 04-01-21 (c)	923,808
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,198,176

		$20,597,869

		$325,087,314

	UNITED STATES TREASURY SECURITIES — 8.68% of Total Net Assets
8,700,000	United States Treasury bills 1.417%, 11-12-19 (e)	$8,695,959
5,000,000	United States Treasury bills 1.475%, 11-19-19 (e)	4,996,175
32,500,000	United States Treasury bonds 6.250%, 08-15-23	38,121,322
45,000,000	United States Treasury bonds 6.000%, 02-15-26	56,855,350
45,000,000	United States Treasury bonds 5.250%, 11-15-28	58,510,967

		$167,179,773

	Total Dollar Assets (identified cost $465,102,533)	$492,267,087

	Total Portfolio — 99.43% of total net assets (identified cost $1,527,171,046) (f)	$1,914,745,388
	Other assets, less liabilities (.57% of total net assets)	10,890,970

	Net assets applicable to outstanding shares	$1,925,636,358

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2019.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2019, these securities amounted to $29,093,444, or 1.51% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 13.05% of Total Net Assets
$850,000	Federal Farm Credit Bank 1.240%, 01-13-20	$849,352
1,000,000	Federal Home Loan Mortgage Corporation 2.000%, 10-07-21	1,000,466

	Total United States Agency Securities (identified cost $1,847,587)	$1,849,818

	UNITED STATES TREASURY SECURITIES — 86.12% of Total Net Assets
2,000,000	United States Treasury bills 1.417%, 11-12-19 (a)	$1,999,071
2,100,000	United States Treasury bills 1.475%, 11-19-19 (a)	2,098,393
2,100,000	United States Treasury bills 1.492%, 11-26-19 (a)	2,097,776
2,000,000	United States Treasury notes 1.000%, 11-30-19	1,998,758
2,000,000	United States Treasury notes 2.000%, 01-31-20	2,001,900
2,000,000	United States Treasury notes 2.375%, 04-30-20	2,007,550

	Total United States Treasury Securities (identified cost $12,187,466)	$12,203,448

	Total Portfolio — 99.17% of total net assets (identified cost $14,035,053) (b)	$14,053,266
	Other assets, less liabilities (.83% of total net assets)	117,702

	Net assets applicable to outstanding shares	$14,170,968

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 73.17% of Total Net Assets

	ADVERTISING & MARKETING — 2.89% of Total Net Assets
$600,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$623,171

		$623,171
	AUTOMOBILES — 4.97% of Total Net Assets
600,000	2.921% Ford Motor Credit Company, LLC, 06-12-20 (a)	$599,757
225,000	2.695% Ford Motor Credit Company, LLC, 11-02-20 (a)	223,675
250,000	2.853% Ford Motor Credit Company, LLC, 04-05-21 (a)	248,081

		$1,071,513
	CHEMICALS — 1.31% of Total Net Assets
275,000	3.600% Westlake Chemical Corporation, 07-15-22	$281,603

		$281,603
	COMPUTER SOFTWARE & SERVICES — 1.61% of Total Net Assets
350,000	.875% FireEye, Inc., 06-01-24 (c)	$347,567

		$347,567
	CONSUMER PRODUCTS — 1.40% of Total Net Assets
300,000	2.750% BAT International Finance, p.l.c., 06-15-20 (b)	$301,904

		$301,904
	ENERGY SERVICES & PROCESSING — 1.70% of Total Net Assets
350,000	4.750% El Paso Energy Capital Trust, 03-31-28 (c)	$367,150

		$367,150
	ENGINEERING & CONSTRUCTION — 2.33% of Total Net Assets
500,000	2.550% D.R. Horton, Inc., 12-01-20	$501,815

		$501,815
	ENTERTAINMENT & LEISURE — 1.77% of Total Net Assets
375,000	3.250% Viacom, Inc., 03-15-23	$380,175

		$380,175
	FINANCIAL SERVICES — 12.77% of Total Net Assets
975,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (b)	$1,029,948
127,000	4.250% Associated Banc-Corp, 01-15-25	134,833
400,000	5.500% Jefferies Group, LLC, 10-18-23	434,525
500,000	4.850% Jefferies Group, LLC, 01-15-27	536,801
200,000	3.875% JPMorgan Chase & Company, 09-10-24	213,654
400,000	2.777% Manufacturers & Traders Trust Company, 12-01-21 (a)	401,034

		$2,750,795
	INSURANCE — 5.52% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$307,679
350,000	4.350% Kemper Corporation, 02-15-25	371,898
750,000	7.450% Phoenix Companies, Inc., 01-15-32	510,000

		$1,189,577
	LODGING — 2.89% of Total Net Assets
600,000	3.375% Hyatt Hotels Corporation, 07-15-23	$622,012

		$622,012

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 5.67% of Total Net Assets
$500,000	5.200% Carpenter Technology Corporation, 07-15-21	$514,621
375,000	3.875% Kennametal, Inc., 02-15-22	386,915
300,000	4.625% Kennametal, Inc., 06-15-28	319,429

		$1,220,965
	MATERIALS — 1.08% of Total Net Assets
224,000	5.400% Georgia Pacific, LLC, 11-01-20 (b)	$231,457

		$231,457
	NATURAL RESOURCES — 10.90% of Total Net Assets
505,000	3.375% Agrium Corporation, 03-15-25	$516,835
350,000	4.875% EQT Corporation, 11-15-21	353,537
350,000	4.250% Mosaic Company, 11-15-23	372,951
300,000	4.200% Murphy Oil Corporation, 12-01-22	307,390
250,000	5.750% Newfield Exploration Corporation, 01-30-22	266,437
450,000	6.950% Occidental Petroleum Corporation, 07-01-24	530,909

		$2,348,059
	REAL ESTATE — 9.90% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$141,000
450,000	3.700% Corporate Office Properties, L.P., 06-15-21	456,060
150,000	3.600% Corporate Office Properties, L.P., 05-15-23	153,577
300,000	5.250% Corporate Office Properties, L.P., 02-15-24	321,864
450,000	4.400% Lexington Realty Trust, 06-15-24	469,884
400,000	2.000% Macquarie Infrastructure Corporation, 10-01-23 (c)	380,150
200,000	4.625% SITE Centers Corporation, 07-15-22	209,488

		$2,132,023
	RESTAURANTS — 1.40% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$301,136

		$301,136
	TRANSPORTATION — 1.14% of Total Net Assets
250,000	3.000% SEACOR Holdings, Inc., 11-15-28 (c)	$246,208

		$246,208
	UTILITIES — 3.92% of Total Net Assets
375,000	4.104% Dominion Energy, Inc., 04-01-21 (a)	$384,920
450,000	4.625% UIL Holdings Corporation, 10-01-20	459,840

		$844,760

	Total Corporate Bonds (identified cost $15,580,095)	$15,761,890

	UNITED STATES TREASURY SECURITIES — 12.06% of Total Net Assets
2,600,000	United States Treasury bills 1.417%, 11-12-19 (d)	$2,598,792

	Total United States Treasury Securities (identified cost $2,598,661)	$2,598,792

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 14.57% of Total Net Assets

	FINANCIAL SERVICES — .61% of Total Net Assets
5,000	6.750% B. Riley Financial, Inc. Preferred, 05-31-24	$130,400

		$130,400
	REAL ESTATE — 13.96% of Total Net Assets
5,100	6.375% Brookfield Property REIT, Inc. Cumulative Perpetual Preferred Class A	$128,622
25,000	6.625% Investors Real Estate Trust Cumulative Perpetual Preferred Class C	657,500
40,000	6.125% Monmouth REIT Cumulative Perpetual Preferred Class C	1,000,000
5,000	7.125% QTS Realty Trust, Inc. Cumulative Perpetual Preferred Class A	134,400
30,000	7.800% RLJ Lodging Trust Perpetual Preferred Class A (c)	818,100
10,000	6.750% UMH Properties, Inc. Cumulative Perpetual Preferred Class C	269,000

		$3,007,622

	Total Preferred Stocks (identified cost $3,054,954)	$3,138,022

	Total Portfolio — 99.80% of total net assets (identified cost $21,233,710) (e)	$21,498,704
	Other assets, less liabilities (.20% of total net assets)	42,123

	Net assets applicable to outstanding shares	$21,540,827

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2019.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2019, these securities amounted to $1,563,309, or 7.26% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(c) Convertible security.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 102.42% of Total Net Assets

	AEROSPACE — 6.23% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,506,720

		$1,506,720
	CHEMICALS — 5.66% of Total Net Assets
5,000	Air Products & Chemicals, Inc.	$1,066,300
5,000	Albemarle Corporation	303,700

		$1,370,000
	COMPUTER SOFTWARE & SERVICES — 11.03% of Total Net Assets
5,000	Autodesk, Inc. (a)	$736,800
20,000	Twilio, Inc. Class A (a)	1,931,200

		$2,668,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — 8.46% of Total Net Assets
3,000	Broadcom, Inc.	$878,550
10,000	Intel Corporation	565,300
3,000	NVIDIA Corporation	603,060

		$2,046,910
	ENERGY SERVICES & PROCESSING — 4.09% of Total Net Assets
18,000	HollyFrontier Corporation	$988,920

		$988,920
	ENGINEERING & CONSTRUCTION — 1.95% of Total Net Assets
7,000	Fluor Corporation	$112,770
6,000	Lennar Corporation Class A	357,600

		$470,370
	ENTERTAINMENT & LEISURE — 11.53% of Total Net Assets
5,000	Disney (Walt) Company	$649,600
8,000	Facebook, Inc. Class A (a)	1,533,200
5,000	Wynn Resorts, Ltd.	606,700

		$2,789,500
	FINANCIAL SERVICES — 14.01% of Total Net Assets
10,000	First Republic Bank	$1,063,600
50,000	KeyCorp	898,500
15,000	Morgan Stanley	690,750
10,000	Schwab (Charles) Corporation	407,100
5,000	State Street Corporation	330,350

		$3,390,300
	MANUFACTURING — 11.62% of Total Net Assets
5,000	Agilent Technologies, Inc.	$378,750
5,000	Illinois Tool Works, Inc.	842,900
5,000	IPG Photonics Corporation (a)	671,400
5,000	Parker-Hannifin Corporation	917,450

		$2,810,500
	MATERIALS — 1.56% of Total Net Assets
7,000	Nucor Corporation	$376,950

		$376,950

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2019 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 4.84% of Total Net Assets
50,000	Encana Corporation	$196,500
75,000	Freeport-McMoRan, Inc.	736,500
5,000	Nutrien, Ltd.	238,950

		$1,171,950
	PHARMACEUTICALS — 6.85% of Total Net Assets
5,000	Amgen, Inc.	$1,066,250
25,000	Atara Biotherapeutics, Inc. (a)	273,000
5,000	Gilead Sciences, Inc.	318,550

		$1,657,800
	RETAIL — 7.52% of Total Net Assets
5,000	Costco Wholesale Corporation	$1,485,550
5,000	Williams-Sonoma, Inc.	333,950

		$1,819,500
	TRANSPORTATION — 7.07% of Total Net Assets
5,000	FedEx Corporation	$763,300
5,000	Kansas City Southern	703,900
5,000	Ryder System, Inc.	243,150

		$1,710,350

	Total Portfolio — 102.42% of total net assets (identified cost $9,313,036) (b)	$24,777,770
	Liabilities, less other assets (2.42% of total net assets)	(585,418)

	Net assets applicable to outstanding shares	$24,192,352

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2019 (Unaudited)

NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of October 31, 2019 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$367,313,457	$18,213	$393,560	$16,878,453
Investments other than securities	170,883,281	—	—	—

	538,196,738	18,213	393,560	16,878,453
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(150,622,396)	—	(128,566)	(1,413,719)
Investments other than securities	—	—	—	—

	(150,622,396)	—	(128,566)	(1,413,719)

Net unrealized appreciation of investments	$387,574,342	$18,213	$264,994	$15,464,734

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2019 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2019 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2019. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2019 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$438,881,731	$—	$—	$438,881,731
Silver assets	119,668,559	—	—	119,668,559
Swiss franc assets	—	146,410,236	—	146,410,236
Real estate and natural resource stocks	346,750,325	—	—	346,750,325
Aggressive growth stocks †	370,767,450	—	—	370,767,450
Dollar assets:
Corporate bonds †	—	325,087,314	—	325,087,314
United States Treasury securities	—	167,179,773	—	167,179,773

Total Portfolio	$1,276,068,065	$638,677,323	$—	$1,914,745,388

	66.64%	33.36%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$1,849,818	$—	$1,849,818
United States Treasury securities	—	12,203,448	—	12,203,448

Total Portfolio	$—	$14,053,266	$—	$14,053,266

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$15,761,890	$—	$15,761,890
United States Treasury securities	—	2,598,792	—	2,598,792
Preferred stocks †	3,138,022	—	—	3,138,022

Total Portfolio	$3,138,022	$18,360,682	$—	$21,498,704

	14.60%	85.40%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$24,777,770	$—	$—	$24,777,770

Total Portfolio	$24,777,770	$—	$—	$24,777,770

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2019

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/19

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2019 Permanent Portfolio Family of Funds. All rights reserved.